Capital Matters (Details) (Detail) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk weighted assets), Actual, Amount	$ 72,345,000	$ 65,848,000
Tier 1 capital (to risk weighted assets), Actual, Amount	66,278,000	60,915,000
Common equity tier 1 (to risk weighted assets), Actual, Amount	66,278,000	60,915,000
Tier 1 leverage ratio (to adjusted total assets), Actual, Amount	$ 66,278,000	$ 60,915,000
Total capital (to risk weighted assets), Actual, Ratio	14.10%	16.80%
Tier 1 capital (to risk weighted assets), Actual, Ratio	12.90%	15.50%
Common equity tier 1 (to risk weighted assets), Actual, Ratio	12.90%	15.50%
Tier 1 leverage ratio (to adjusted total assets), Actual, Ratio	9.30%	10.60%
Total capital (to risk weighted assets), For Capital Adequacy Purposes, Amount	$ 41,189,000	$ 31,443,000
Tier 1 capital (to risk weighted assets), For Capital Adequacy Purposes, Amount	30,892,000	23,583,000
Common equity tier 1 (to risk weighted assets), For Capital Adequacy Purposes, Amount	23,169,000	17,687,000
Tier 1 leverage ratio (to adjusted total assets), For Capital Adequacy Purposes, Amount	$ 28,428,000	$ 23,031,000
Total capital (to risk weighted assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 capital (to risk weighted assets), For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Common equity tier 1 (to risk weighted assets), For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Tier 1 leverage ratio (to adjusted total assets), For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total capital (to risk weighted assets), To Be Well Capitalized, Amount	$ 51,487,000	$ 39,304,000
Tier 1 capital (to risk weighted assets), To Be Well Capitalized, Amount	41,189,000	31,443,000
Common equity tier 1 (to risk weighted assets), To Be Well Capitalized, Amount	33,466,000	25,548,000
Tier 1 leverage ratio (to adjusted total assets), To Be Well Capitalized, Amount	$ 35,535,000	$ 28,788,000
Total capital (to risk weighted assets), To Be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 capital (to risk weighted assets), To Be Well Capitalized, Ratio	8.00%	8.00%
Common equity tier 1 (to risk weighted assets), To Be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 leverage ratio (to adjusted total assets), To Be Well Capitalized, Ratio	5.00%	5.00%
Parent Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk weighted assets), Actual, Amount	$ 64,811,000	$ 66,524,000
Tier 1 capital (to risk weighted assets), Actual, Amount	58,743,000	61,591,000
Common equity tier 1 (to risk weighted assets), Actual, Amount	58,743,000	61,591,000
Tier 1 leverage ratio (to adjusted total assets), Actual, Amount	$ 58,743,000	$ 61,591,000
Total capital (to risk weighted assets), Actual, Ratio	12.60%	16.90%
Tier 1 capital (to risk weighted assets), Actual, Ratio	11.40%	15.70%
Common equity tier 1 (to risk weighted assets), Actual, Ratio	11.40%	15.70%
Tier 1 leverage ratio (to adjusted total assets), Actual, Ratio	8.30%	10.70%